Document and Entity Information	Mar. 21, 2024
Details
Registrant CIK	0000889353
Entity Incorporation, State or Country Code	NV
Document Type	8-K
Document Period End Date	Mar. 21, 2024
Entity Registrant Name	JAMES MARITIME HOLDINGS INC.
Entity Tax Identification Number	95-4363944
Entity File Number	333-193220
Entity Address, Address Line One	9160 South 300 West
Entity Address, Address Line Two	#101
Entity Address, City or Town	Sandy
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84070
City Area Code	801
Local Phone Number	706-9429
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false